SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

a.	Accounting principles

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

b.	Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates using assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of sales and expenses during the reporting periods. Actual results could differ from those estimates.

As applicable to these consolidated financial statements, the most significant estimates and assumptions relate to inventory write-off, provisions for returns, legal contingencies, estimation of the fair value of share-based compensation and estimation of the fair value of warrants.

c.	Functional currency

The currency of the primary economic environment in which the operations of the Company and its subsidiaries are conducted is the U.S. dollar ("$" or "dollar"). Accordingly, the functional currency of the Company and of the subsidiaries is the dollar.

The dollar figures are determined as follows: transactions and balances originally denominated in dollars are presented in their original amounts. Balances in foreign currencies are translated into dollars using historical and current exchange rates for non-monetary and monetary balances, respectively. The resulting translation gains or losses are recorded as financial income or expense, as appropriate. For transactions reflected in the statements of operations in foreign currencies, the exchange rates at transaction dates are used. Depreciation and changes in inventories and other changes deriving from non-monetary items are based on historical exchange rates.

d.	Principles of consolidation

The consolidated financial statements include the accounts of the Company and of its subsidiaries. Intercompany transactions and balances have been eliminated upon consolidation.

e.	Cash and cash equivalents

The Company considers all highly liquid investments, which include short-term bank deposits (up to three months from date of deposit), that are not restricted as to withdrawal or use, to be cash equivalents.

f.	Restricted cash

The Company maintains certain cash amounts restricted as to withdrawal or use, related to credit cards. Restricted cash is denominated in dollars and New Israel Shekel ("NIS"). See also Note 9c(2).

g.	Concentration of credit risk and allowance for doubtful accounts

Financial instruments that may potentially subject the Company to a concentration of credit risk consist of cash, cash equivalents and restricted cash, which are deposited in major financial institutions in the "U.S.", Israel and Germany, and trade accounts receivable. The Company's trade accounts receivable are derived from revenues earned from customers from various countries. The Company performs ongoing credit evaluations of its customers' financial condition and, generally, requires no collateral from its customers. The Company also has a credit insurance policy for some of its customers. The Company maintains an allowance for doubtful accounts receivable based upon the expected ability to collect the accounts receivable. The Company reviews its allowance for doubtful accounts quarterly by assessing individual accounts receivable and all other balances based on historical collection experience and an economic risk assessment. If the Company determines that a specific customer is unable to meet its financial obligations to the Company, the Company provides an allowance for credit losses to reduce the receivable to the amount management reasonably believes will be collected. To mitigate risks, the Company deposits cash and cash equivalents with high credit quality financial institutions.

Provisions for doubtful accounts receivable are netted against "Accounts receivable - Trade."

h.	Inventory

Inventories include finished goods, work in process and raw materials. Inventories are stated at the lower of cost (cost is determined on a "first-in, first-out" basis) or market value. The Company's inventories generally have a limited shelf life and are subject to impairment as they approach their expiration dates. The Company regularly evaluates the carrying value of the Company's inventories and when, in the Company's opinion, factors indicate that impairment has occurred, the Company establishes a reserve against the inventories' carrying value. The Company's determination that a valuation reserve might be required and the quantification of such reserve require management to utilize significant judgment. With respect to inventory on consignment, see Note 2k.

i.	Property, plant and equipment

Property, plant and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets: over three years for computers and other electronic equipment, five years for vehicles and seven to fifteen years for office furniture and equipment and machinery and equipment (mainly seven years). Leasehold improvements are amortized on a straight-line basis over the term of the lease, which is shorter than the estimated life of the improvements.

j.	Impairment of property, plant and equipment

The Company reviews its property, plant and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. If the sum of the expected future cash flows (undiscounted and without interest charges) of the property, plant and equipment is less than the carrying amount of such assets, an impairment loss would be recognized, and the assets would be written down to their estimated fair values.

To date, the Company has not recorded any impairment charges relating to its property, plant and equipment.

k.	Revenue recognition

Revenue is recognized when delivery has occurred, evidence of an arrangement exists, title and risks and rewards for the products are transferred to the customer, collection is reasonably assured and product returns can be reliably estimated. When product returns can be reliably estimated a provision is recorded, based on historical experience, and deducted from revenues. The provision for product returns and related costs are included in "Accounts payable and accruals-other" under "Current liabilities" and "Inventory-On consignment," respectively.

When returns cannot be reliably estimated, both related revenues and costs are deferred, and presented under "Deferred revenues" and "Inventory-On consignment," respectively.

As of June 30, 2012, there are no deferred revenues related to sales for which the rate of return cannot be reliably estimated.

The Company's revenue arrangements may contain delivery of free products upon the achievement of sales targets. Each period, the Company estimates the amount of free products to which these distributors will be entitled based upon the expected achievement of sales targets and defers a portion of revenues accordingly.

The Company recognizes revenue net of value added tax (VAT).

l.	Research and development costs

Research and development costs are charged to the statement of operations as incurred.

m.	Share-based compensation

Employee option awards are classified as equity awards and accounted for using the grant-date fair value method. The fair value of share-based awards is estimated using the Black-Scholes valuation model and expensed over the requisite service period, net of estimated forfeitures. The Company estimates forfeitures based on historical experience and anticipated future conditions.

The Company elected to recognize compensation expenses for awards with only service conditions that have graded vesting schedules using the accelerated multiple option approach.

The Company accounts for equity instruments issued to third party service providers (non-employees), by recording the fair value of the options granted using an option pricing model, at each reporting period, until awards are vested in full. The expense is recognized over the vesting period using the accelerated multiple option approach.

However, when the grant relates to options granted to third parties as consideration for introducing investors to the Company, the costs are recorded as issuance costs, of the various financial instruments issued.

In addition, certain share-based awards of the Company are performance based and dependent upon achieving certain goals. With respect to these awards, the company estimates the expected pre-vesting award probability that the performance conditions will be achieved. The Company only recognizes expense for the shares that are expected to vest.

n.	Uncertain tax positions

The Company follows a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit. If under the first step a tax provision is assessed to be more likely than not of being sustained on audit, the second step is performed, under which the tax benefit is measured as the largest amount that is more than 50% likely to be realized upon ultimate settlement. Such liabilities are classified as long-term, unless the liability is expected to be resolved within twelve months from the balance sheet date. The Company's policy is to include interest and penalties related to unrecognized tax benefits within "Financial expenses (income)-net".

o.	Deferred income taxes

Deferred taxes are determined utilizing the "asset and liability" method based on the estimated future tax effects of differences between the financial accounting and tax bases of assets and liabilities under the applicable tax laws, and on tax rates anticipated to be in effect when the deferred taxes are expected to be paid or realized. The Company assesses realization of deferred income tax assets and, based on all available evidence, concludes whether it is more likely than not that the net deferred income tax assets will be realized. A valuation allowance is provided for the amount of deferred income tax assets not considered to be realizable.

The Company may incur additional tax liability in the event of intercompany dividend distributions by its subsidiary. Such additional tax liability in respect of these foreign subsidiaries has not been provided for in these financial statements as it is the Company's policy to permanently reinvest the subsidiaries' earnings and to consider distributing dividends only when this can be facilitated in connection with a specific tax opportunity that may arise.

Taxes that would apply in the event of disposal of investments in the foreign subsidiary have not been taken into account in computing the deferred taxes, as it is the Company's intention to hold, and not to realize, this investment.

p.	Advertising

Costs related to advertising and promotion of products are charged to sales and marketing expense as incurred. Advertising expenses were $361 thousand for the six month period ended June 30, 2012, and $400 thousand, $467 thousand and $275 thousand for the years ended December 31, 2011, 2010 and 2009, respectively.

q.	Net loss per share

Basic and diluted net loss per share is computed by dividing the net loss for the year by the weighted average number of ordinary shares outstanding during the year. The calculation of diluted net loss per share excludes potential ordinary shares as the effect is anti-dilutive. Potential ordinary shares are comprised of incremental ordinary shares issuable upon the exercise of share options, warrants and convertible loans.

For the six month period ended June 30, 2012, as well as the years ended December 31, 2011, 2010 and 2009, all ordinary shares underlying outstanding options, warrants and convertible loans have been excluded from the calculation of the diluted loss per share since their effect was anti-dilutive. The total number of ordinary shares related to outstanding options, warrants and convertible loans excluded from the calculations of diluted loss per share were 8,117,577 for the six month period ended June 30, 2012, and 5,406,613, 2,375,528 and 1,469,347 for the years ended December 31, 2011, 2010 and 2009, respectively.

r.	Segment reporting

The Company has one operating and reportable segment.

s.	Factoring of receivables

The Company entered into factoring agreements amounting to $1,200 thousand and $942 thousand during the years ended December 31, 2011 and 2010, respectively, with certain banking institutions on a non-recourse basis. The factoring of trade receivables under these agreements were accounted for as sales. Under the terms of these factoring agreements, the Company transferred ownership of eligible trade receivables without recourse to the respective banking institutions in exchange for cash. Proceeds on the transfers reflect the face value of the account less a discount. The discounts, $12 thousand and $37 thousand during the years ended December 31, 2011 and 2010, respectively, were recorded to "Financial expenses (income)-net" within the Consolidated Statements of Operations.

The receivables sold pursuant to these factoring agreements are excluded from 'Accounts receivable-Trade" on the Consolidated Balance Sheets and are reflected as cash provided by operating activities on the Consolidated Statements of Cash Flows. The banking institution had no recourse to the Company's assets for failure of debtors to pay when due.

The related commissions on the sales of trade receivables sold under these factoring agreements amounting to $23 thousand and $4 thousand during the years ended December 31, 2011 and 2010, respectively, were recorded to "Financial expenses (income)-net" within the Consolidated Statements of Operations.

t.	Fair value measurement:

The Company measures fair value and discloses fair value measurements for financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The accounting standard establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

u.	Put warrants

Put warrants that embody an obligation to repurchase the Company's equity shares, or are indexed to such an obligation, and that require or may require the Company to settle the obligation by transferring assets are within the scope of Accounting Standards Codification ("ASC") 480-10-25-8, and are recognized as a liability and measured at fair value at each reporting date, with changes in fair value recorded in earnings. See Note 6a(4)(A).

v.	Beneficial conversion feature ("BCF")

When the Company issues convertible debt, if the stock price is greater than the effective conversion price (after allocation of the total proceeds) on the measurement date, the conversion feature is considered "beneficial" to the holder. If there is no contingency, this difference is treated as issued equity and reduces the carrying value of the host debt; the discount is accreted as deemed interest on the debt. See Note 6a(4)(B).

w.	Embedded derivatives

Embedded derivatives in debt contracts that are not clearly and closely related to the host debt are bifurcated and accounted for separately. Those embedded derivatives are measured at fair value each reporting date, with changes in fair value recorded in earnings. See Note 6a(4)(B).

x.	Allocation of issuance proceeds

The Company allocated proceeds from its issuance of debt that was sold with detachable warrants that are classified as liability as follows: first to the warrants based on their full fair value; then to any embedded derivatives in the debt that require bifurcation at their fair values; then the residual amount of the proceeds to the debt. See Note 6a(4)(B).

y.	Newly adopted accounting guidance

Fair value measurement

In May 2011, the FASB issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs ("ASU 2011-04"). ASU 2011-04 changes certain fair value measurement principles and clarifies the application of existing fair value measurement guidance. These amendments include, among others, (1) the application of the highest and best use and valuation premise concepts, (2) measuring the fair value of an instrument classified in a reporting entity's shareholders' equity and (3) disclosing quantitative information about the unobservable inputs used within the Level 3 hierarchy.

Effective January 1, 2012, the Company adopted ASU 2011-04. The adoption of this accounting standards update did not have a material impact on the Company's consolidated financial statements.